Annual Total Returns - Equity-Income Portfolio [BarChart] - 02.28 VIP Equity-Income Portfolio Investor PRO-10 - Equity-Income Portfolio - VIP Equity-Income Portfolio-Investor VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	17.27%
Annual Return 2013	27.99%
Annual Return 2014	8.77%
Annual Return 2015	(4.18%)
Annual Return 2016	17.93%
Annual Return 2017	12.83%
Annual Return 2018	(8.37%)
Annual Return 2019	27.35%
Annual Return 2020	6.57%
Annual Return 2021	24.83%